UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2017 to Feb. 28, 2018.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28, 2018 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$990.00	0.85%	$4.19
Class C	1,000.00	986.30	1.60%	7.88
Institutional Class	1,000.00	991.20	0.60%	2.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000
	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$987.20	0.84%	$4.14
Class C	1,000.00	983.00	1.69%	8.31
Institutional Class	1,000.00	988.80	0.69%	3.40
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.41	1.69%	8.45
Institutional Class	1,000.00	1,021.37	0.69%	3.46

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$992.50	0.89%	$4.40
Class C	1,000.00	988.90	1.64%	8.09
Institutional Class	1,000.00	994.70	0.64%	3.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*“	Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.15%
Corporate Revenue Bonds	1.82%
Education Revenue Bonds	16.20%
Electric Revenue Bonds	8.49%
Healthcare Revenue Bonds	24.79%
Housing Revenue Bonds	0.49%
Lease Revenue Bonds	3.02%
Local General Obligation Bonds	9.02%
Pre-Refunded/Escrowed to Maturity Bonds	17.62%
Special Tax Revenue Bonds	1.50%
State General Obligation Bonds	10.06%
Transportation Revenue Bonds	3.60%
Water & Sewer Revenue Bonds	2.54%
Short-Term Investments	0.33%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.72%
Minnesota	98.37%
US Virgin Islands	0.39%
Total Value of Securities	99.48%

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.81%
Corporate Revenue Bond	0.92%
Education Revenue Bonds	11.23%
Electric Revenue Bonds	10.28%
Healthcare Revenue Bonds	25.61%
Housing Revenue Bonds	0.31%
Lease Revenue Bonds	6.79%
Local General Obligation Bonds	8.24%
Pre-Refunded/Escrowed to Maturity Bonds	14.83%
Special Tax Revenue Bonds	0.61%
State General Obligation Bonds	13.00%
Transportation Revenue Bonds	6.24%
Water & Sewer Revenue Bonds	0.75%
Short-Term Investment	0.27%
Total Value of Securities	99.08%
Receivables and Other Assets Net of Liabilities	0.92%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.75%
Minnesota	98.33%
Total Value of Securities	99.08%

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.04%
Corporate Revenue Bonds	1.83%
Education Revenue Bonds	20.80%
Electric Revenue Bonds	8.74%
Healthcare Revenue Bonds	27.72%
Housing Revenue Bonds	1.48%
Lease Revenue Bonds	2.82%
Local General Obligation Bonds	11.02%
Pre-Refunded/Escrowed to Maturity Bonds	10.82%
Special Tax Revenue Bonds	1.58%
State General Obligation Bonds	7.39%
Transportation Revenue Bonds	3.22%
Water & Sewer Revenue Bonds	1.62%
Short-Term Investment	0.16%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.67%
Minnesota	98.53%
Total Value of Securities	99.20%

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.15%
Corporate Revenue Bonds – 1.82%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	6,555,000	$ 6,455,430
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	3,348,141

		9,803,571

Education Revenue Bonds – 16.20%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	847,795
Series A 4.25% 7/1/47	1,250,000	1,259,525
Series A 4.375% 7/1/52	400,000	403,796
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,313,562
Series A 5.00% 3/1/39	385,000	389,081
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	257,660
Series A 5.00% 7/1/45	1,390,000	1,392,891
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,119,740
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	3,500,000	3,596,985
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	580,000	618,512
Series A 5.75% 8/1/44	1,190,000	1,274,895
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	776,406
Series A 5.00% 7/1/47	2,290,000	2,300,694
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	598,688
Series A 5.00% 7/1/44	1,770,000	1,777,381
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	916,187
Series A 5.00% 7/1/47	2,300,000	2,268,490

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
5.25% 8/1/39	470,000	$482,582
5.50% 8/1/49	2,260,000	2,338,784
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,901,423
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,532,011
5.00% 5/1/37	1,250,000	1,372,200
5.00% 5/1/47	250,000	272,010
(Carleton College)
4.00% 3/1/35	1,000,000	1,049,340
4.00% 3/1/36	415,000	434,488
5.00% 3/1/34	225,000	261,216
5.00% 3/1/44	2,085,000	2,383,405
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,017,830
(Gustavus Adolphus College) 5.00% 10/1/47	4,850,000	5,412,600
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	389,623
Series 7-Q 5.00% 10/1/24	475,000	529,112
Series 7-Q 5.00% 10/1/27	200,000	219,510
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	563,010
Series 8-I 5.00% 10/1/33	250,000	280,250
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	768,470
Series 8-G 5.00% 12/1/32	670,000	766,473
Series 8-N 4.00% 10/1/35	500,000	526,725
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,901,862
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,038,945
Series B 5.00% 10/1/38	580,000	630,095
Series B 5.00% 10/1/39	170,000	184,554
Series B 5.00% 10/1/40	625,000	678,031
Series B 5.00% 10/1/47	1,060,000	1,143,507
(University of St. Thomas)
Series 8-L 5.00% 4/1/35	750,000	843,735
Series A 4.00% 10/1/34	400,000	420,144
Series A 4.00% 10/1/36	500,000	521,015

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	$529,812
Series A 5.00% 9/1/44	1,165,000	1,174,634
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	3,030,725
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	560,507
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,784,149
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	151,795
Series A 144A 5.50% 7/1/52 #	735,000	753,265
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,699,075
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,477,685
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,070,512
Series A 5.00% 9/1/34	2,500,000	2,933,100
Series A 5.00% 4/1/35	3,175,000	3,657,092
Series A 5.00% 4/1/36	2,650,000	3,046,201
Series A 5.00% 4/1/37	1,125,000	1,290,577
Series A 5.00% 9/1/40	1,560,000	1,807,790
Series A 5.00% 9/1/41	1,000,000	1,157,060
(State Supported Stadium Debt) Series A 5.00% 8/1/26	3,760,000	4,428,641

		87,527,858

Electric Revenue Bonds – 8.49%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,298,235
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,036,760
5.00% 10/1/29	395,000	452,504
5.00% 10/1/30	500,000	571,490
5.00% 10/1/33	1,205,000	1,371,820
Series A 5.00% 10/1/30	1,060,000	1,211,559
Series A 5.00% 10/1/34	750,000	851,415
Series A 5.00% 10/1/35	1,525,000	1,728,267

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$622,177
5.00% 1/1/28	210,000	243,421
5.00% 1/1/29	220,000	253,350
5.00% 1/1/30	520,000	592,467
5.00% 1/1/31	200,000	228,818
5.00% 1/1/32	210,000	239,215
5.00% 1/1/35	160,000	180,682
5.00% 1/1/36	180,000	202,826
5.00% 1/1/41	400,000	447,800
Series A 5.00% 1/1/25	125,000	139,133
Series A 5.00% 1/1/26	425,000	472,230
Series A 5.00% 1/1/31	520,000	569,364
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,589,770
Series A 5.00% 12/1/47	2,265,000	2,571,953
Series B 5.00% 12/1/27	295,000	337,300
Series B 5.00% 12/1/28	275,000	313,162
Series B 5.00% 12/1/31	1,365,000	1,548,920
Series B 5.00% 12/1/33	300,000	338,196
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A 6.70% 1/1/25 (NATL)^	5,000,000	4,146,250
Series A 5.00% 1/1/41	1,310,000	1,464,436
Series A 5.00% 1/1/42	1,175,000	1,338,301
Series A 5.00% 1/1/46	2,000,000	2,228,460
Series A 5.00% 1/1/47	1,190,000	1,350,055
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,291,007
Series A 4.00% 10/1/31	885,000	920,736
Series A 4.00% 10/1/33	365,000	377,333
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,125,570
Series A 5.00% 1/1/34	4,000,000	4,490,800
Series A 5.00% 1/1/40	3,935,000	4,388,587
Series A 5.00% 1/1/46	3,000,000	3,344,130

		45,878,499

Healthcare Revenue Bonds – 24.79%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,123,881

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	$336,698
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,780,045
4th Tier Series D 7.00% 1/1/37	1,665,000	1,663,052
4th Tier Series D 7.25% 1/1/52	2,500,000	2,522,300
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,250,000	2,269,485
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/26	500,000	572,640
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	282,414
Series A 144A 5.00% 8/1/46 #	2,380,000	2,376,311
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	734,847
Series A 5.00% 4/1/40	705,000	709,054
Series A 5.00% 4/1/48	315,000	315,687
Duluth Economic Development Authority (St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,023,475
6.00% 6/15/39	3,570,000	3,955,132
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,250,950
5.40% 8/1/40	1,000,000	1,001,320
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	519,840
4.00% 4/1/25	660,000	683,357
4.00% 4/1/31	60,000	61,153
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	670,151
5.75% 2/1/44	500,000	512,345
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,560,031

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	$2,018,240
5.00% 5/1/27	1,400,000	1,631,378
5.00% 5/1/29	1,000,000	1,150,520
5.00% 5/1/30	850,000	972,103
5.00% 5/1/31	500,000	568,420
5.00% 5/1/32	500,000	565,880
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,107,200
5.00% 9/1/32	1,000,000	1,104,410
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,995
Series A 5.00% 11/15/34	500,000	563,170
Series A 5.00% 11/15/44	1,000,000	1,109,720
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,786,848
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	514,625
5.25% 11/1/45	1,950,000	2,013,882
5.375% 11/1/50	455,000	471,439
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,824,893
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,229,553
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,032,146
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,341,600
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,468,109
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	445,717
Series A 5.00% 11/1/32	330,000	338,682
Series A 5.00% 11/1/42	1,250,000	1,270,175
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,370,052

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	$4,606,293
Series D Remarketing 5.00% 11/15/38	6,405,000	6,814,023
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	334,129
5.00% 7/1/33	650,000	711,724
5.875% 7/1/30	1,850,000	1,992,321
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,398,067
Series A 5.30% 9/1/37	1,200,000	1,296,576
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,362,258
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	947,849
5.00% 9/1/24	575,000	652,959
5.00% 9/1/25	750,000	846,923
5.00% 9/1/26	575,000	644,592
5.00% 9/1/27	405,000	451,988
5.00% 9/1/28	425,000	472,455
5.00% 9/1/29	425,000	470,607
5.00% 9/1/34	730,000	796,685
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,003,909
Series A 5.00% 5/1/46	7,715,000	8,548,991
Unrefunded Balance 5.125% 5/1/30	740,000	785,318
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	2,998,963
(Fairview Health Services)
Series A 4.00% 11/15/43	2,080,000	2,114,258
Series A 5.00% 11/15/47	1,560,000	1,746,935
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,200,000	2,489,080
Series A 5.00% 7/1/32	2,500,000	2,797,050
Series A 5.00% 7/1/33	1,260,000	1,406,223

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	$ 3,101,860
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	494,065
Series A 5.375% 5/1/43	500,000	476,455
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,095,959
Series A 5.75% 11/1/39	2,365,000	2,469,911
Series A 6.00% 5/1/47	3,685,000	3,854,547
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	246,837
4.75% 11/1/52	750,000	738,667
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	874,038
4.65% 7/1/26	540,000	555,908
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	518,500
5.125% 12/1/44	1,605,000	1,655,172
5.25% 12/1/49	750,000	776,625

		133,936,645

Housing Revenue Bonds – 0.49%
Minnesota Housing Finance Agency Homeownership Finance
(Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,235,000	1,292,390
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,327,154

		2,619,544

Lease Revenue Bonds – 3.02%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,394,263
Series A 5.00% 6/1/43	3,835,000	4,261,720
Series B 5.00% 3/1/28	2,500,000	2,770,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	$ 1,783,552
Series C 5.00% 8/1/35	1,645,000	1,872,652
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,253,080

		16,335,767

Local General Obligation Bonds – 9.02%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	515,540
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,120,402
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	993,747
Series A 4.00% 2/1/29	1,800,000	1,939,572
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,242,013
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,154,400
Series A 5.00% 2/1/33	3,585,000	4,124,829
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	170,962
Series A 4.00% 2/1/28	1,250,000	1,327,487
Edina Independent School District No. 273
Series A 5.00% 2/1/27	3,000,000	3,494,130
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,335,512
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,274,516
Series A 5.00% 12/1/36	940,000	1,101,013
Series B 5.00% 12/1/30	1,000,000	1,183,220
Series C 5.00% 12/1/28	1,500,000	1,845,090
Series C 5.00% 12/1/30	1,245,000	1,473,109
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,366,979
Series C 4.00% 3/1/32	3,225,000	3,461,844

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	$ 3,101,940
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,181,808
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,327,033

		48,735,146

Pre-Refunded/Escrowed to Maturity Bonds – 17.62%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,094,360
Series A 7.00% 11/1/46-19§	1,220,000	1,335,119
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,206,284
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,885,870
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	16,927,837
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,109,170
Series B 6.50% 11/15/38-18 (AGC)§	175,000	181,279
Minneapolis Revenue
(National Marrow Donor Program Project)
4.875% 8/1/25-18§	6,430,000	6,523,171
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	3,000,000	3,064,830
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	2,000,000	2,107,300
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 7.375% 12/1/41-19§	5,220,000	5,720,963
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,044,280
5.50% 5/1/39-19 (AGC)§	6,000,000	6,274,320
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	12,025,000	12,693,831
Series C 5.75% 7/1/30-18§	2,035,000	2,065,057

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	$ 1,077,567
Series A 5.00% 11/15/30-25§	670,000	793,374
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30-18§	1,870,000	1,935,637
Series B 5.00% 8/1/35-18§	1,500,000	1,552,650
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	2,024,455
Series A 5.50% 7/1/21	12,500,000	13,562,250

		95,179,604

Special Tax Revenue Bonds – 1.50%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,319,950
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	264,015
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	742,875
Series G 5.00% 11/1/31	1,500,000	1,699,290
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,090,960

		8,117,090

State General Obligation Bonds – 10.06%
Minnesota
Series A 5.00% 8/1/27	7,590,000	8,922,804
Series A 5.00% 8/1/29	2,500,000	2,918,675
Series A 5.00% 10/1/33	500,000	596,965
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,049,810
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,749,640
Series D 5.00% 8/1/26	6,000,000	7,176,960
Series D 5.00% 8/1/27	2,500,000	2,975,725
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,521,200
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,450,887
Series A 5.00% 8/1/30	4,200,000	4,829,328
Series A 5.00% 8/1/32	2,755,000	3,157,258
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,030,254

		54,379,506

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.60%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	$ 1,324,237
Series C 5.00% 1/1/29	350,000	412,860
Series C 5.00% 1/1/33	850,000	985,991
Series C 5.00% 1/1/36	600,000	690,954
Series C 5.00% 1/1/41	600,000	687,948
Series C 5.00% 1/1/46	1,595,000	1,815,589
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,113,570
Series B 5.00% 1/1/26	575,000	634,265
Series B 5.00% 1/1/27	1,160,000	1,278,656
Series B 5.00% 1/1/28	2,750,000	3,029,180
Series B 5.00% 1/1/29	120,000	132,089
Series B 5.00% 1/1/30	1,675,000	1,828,933
Series B 5.00% 1/1/31	1,750,000	1,908,813
St. Paul Housing & Redevelopment Authority Revenue
(Parking Enterprise) Series A 3.125% 8/1/34	250,000	238,063
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,383,904

		19,465,052

Water & Sewer Revenue Bonds – 2.54%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,091,464
5.00% 1/1/46	1,670,000	1,789,689
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,558,544
Series B 5.00% 9/1/25	2,000,000	2,252,240
Series E 5.00% 9/1/23	2,000,000	2,259,580
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,789,500

		13,741,017

Total Municipal Bonds (cost $523,185,001)		535,719,299

Short-Term Investments – 0.33%
Variable Rate Demand Notes – 0.33%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1
1.09% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (Continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospitals & Clinics) Series A-II
1.09% 8/15/37 (AGM) (SPA – US Bank N.A.)	800,000	$800,000

Total Short-Term Investments (cost $1,800,000)		1,800,000

Total Value of Securities – 99.48% (cost $524,985,001)		$537,519,299

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $9,942,651, which represents 1.84% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.81%
Corporate Revenue Bond – 0.92%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	615,000	$605,658
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	255,000	239,488

		845,146

Education Revenue Bonds – 11.23%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	428,944
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	496,495
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	322,980
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	447,888
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	560,873
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	517,620
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	539,054
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	584,950
(Carleton College) 5.00% 3/1/34	275,000	319,264
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	494,160
5.00% 10/1/35	555,000	628,532
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	469,931
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	146,570
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	143,371
Series 8-G 5.00% 12/1/32	125,000	142,999
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,046,840
(Trustees of The Hamline University) Series B 5.00% 10/1/38	420,000	456,275
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,492,008
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	325,000	345,004

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	$ 311,882
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	144,047
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	266,804

		10,306,491

Electric Revenue Bonds – 10.28%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,184,615
Series E 5.00% 1/1/23	1,000,000	1,102,290
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	284,397
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	572,790
Series A 5.00% 10/1/30	240,000	274,315
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	171,581
5.00% 1/1/30	235,000	269,446
5.00% 1/1/31	350,000	397,208
Series A 5.00% 1/1/25	200,000	222,612
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	351,894
Series A 5.00% 12/1/29	500,000	584,375
Series A 5.00% 12/1/31	575,000	668,156
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/42	325,000	370,169
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	444,274
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,532,533

		9,430,655

Healthcare Revenue Bonds – 25.61%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	284,089
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	499,975
3rd Tier Series C 5.00% 1/1/32	420,000	423,465

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	$ 705,618
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	484,138
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	820,327
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	500,895
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	277,987
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	675,000	679,124
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	298,095
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	504,560
5.00% 5/1/28	1,000,000	1,158,290
(North Memorial Health Care) 5.00% 9/1/31	320,000	354,304
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,995
Series A 5.00% 11/15/34	500,000	563,170
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	723,002
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	545,503
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,428,383
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,072,650
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Remarketing) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	2,669,975
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	1,013,698
(Olmsted Medical Center Project) 5.125% 7/1/20	630,000	661,475

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	$ 1,132,992
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	580,221
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance
5.125% 5/1/30	360,000	382,046
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	975,000	1,029,444
(Fairview Health Services)
Series A 4.00% 11/15/43	370,000	376,094
Series A 5.00% 11/15/47	275,000	307,953
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,678,230
5.00% 7/1/33	200,000	223,210
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	507,920
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	519,640
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	518,500

		23,489,968

Housing Revenue Bonds – 0.31%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	284,390

		284,390

Lease Revenue Bonds – 6.79%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,226,951
Series A 5.00% 6/1/43	715,000	794,558
Series B 5.00% 3/1/27	1,000,000	1,109,820
Minnesota Housing Finance Agency
(Housing Infrastructure) Series C 5.00% 8/1/36	1,000,000	1,137,120
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,077,820

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	$881,883

		6,228,152

Local General Obligation Bonds – 8.24%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	265,497
Hennepin County
Series A 5.00% 12/1/26	1,000,000	1,206,640
Series A 5.00% 12/1/36	2,125,000	2,488,991
Series C 5.00% 12/1/30	1,500,000	1,774,830
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	609,725
Series C 4.00% 3/1/32	585,000	627,962
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	584,935

		7,558,580

Pre-Refunded/Escrowed to Maturity Bonds – 14.83%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34-19§	750,000	821,197
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,021,430
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28-18§	1,500,000	1,554,585
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	1,000,000	1,021,610
Minnesota Higher Education Facilities Authority Revenue
(St. Johns University)
Series 6-U 4.40% 10/1/21-18§	325,000	330,805
Series 6-U 4.50% 10/1/23-18§	265,000	269,887
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 6.875% 12/1/29-19§	950,000	1,033,039
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,052,340
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,088,284

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Gillette Children’s Specialty Project) 5.00% 2/1/27-19§	1,000,000	$1,032,010
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	195,383
Series A 5.00% 11/15/30-25§	120,000	142,097
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,087,620
Series A 5.25% 12/1/28-20§	750,000	820,725
Series D 5.00% 12/1/26-21§	1,000,000	1,115,430
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22-18§	1,000,000	1,014,390

		13,600,832

Special Tax Revenue Bonds – 0.61%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	107,633
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	456,536

		564,169

State General Obligation Bonds – 13.00%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,892,716
Series D 5.00% 8/1/26	4,500,000	5,382,720
Series D 5.00% 8/1/27	1,500,000	1,785,435
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	444,336
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,283,531
Series F 5.00% 10/1/22	1,000,000	1,133,010

		11,921,748

Transportation Revenue Bonds – 6.24%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,027,580
Subordinate
Series B 5.00% 1/1/26	710,000	783,180
Series B 5.00% 1/1/31	750,000	818,063
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,057,720
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	489,375

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/27	545,000	$588,120
Series A 4.00% 8/1/28	350,000	375,512
Series A 5.00% 8/1/25	500,000	584,470

		5,724,020

Water & Sewer Revenue Bonds – 0.75%
Guam Government Waterworks Authority
5.00% 7/1/35	330,000	360,849
5.00% 1/1/46	305,000	326,858

		687,707

Total Municipal Bonds (cost $88,938,518)		90,641,858

Short-Term Investment – 0.27%
Variable Rate Demand Notes – 0.27%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (SPA – US Bank N.A.)
(Children’s Hospitals & Clinics) Series A-II 1.09% 8/15/37 (AGM)	250,000	250,000

Total Short-Term Investment (cost $250,000)		250,000

Total Value of Securities – 99.08% (cost $89,188,518)		$90,891,858

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $1,212,677, which represents 1.32% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2018 (unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.04%
Corporate Revenue Bonds – 1.83%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,435,000	$1,413,202
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	1,803,206

		3,216,408

Education Revenue Bonds – 20.80%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	750,000	746,963
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,283,462
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	257,660
Series A 5.00% 7/1/45	230,000	230,478
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,059,870
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	1,027,710
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.75% 8/1/44	585,000	626,734
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	238,504
Series A 5.00% 7/1/47	710,000	713,316
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	653,588
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	170,316
Series A 5.00% 7/1/44	495,000	497,064
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,004,250
Series A 5.00% 7/1/47	800,000	789,040
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	821,416
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,632,060
(Carleton College) 4.00% 3/1/37	635,000	663,315
(Gustavus Adolphus College) 5.00% 10/1/47	750,000	837,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	$265,933
4.00% 5/1/25	200,000	209,780
4.00% 5/1/26	100,000	104,155
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	360,747
Series 7-Q 5.00% 10/1/26	280,000	308,112
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	240,247
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	235,129
Series 8-G 5.00% 12/1/32	205,000	234,518
Series 8-N 4.00% 10/1/34	800,000	845,208
Series 8-N 4.00% 10/1/35	590,000	621,535
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	768,900
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	326,370
Series B 5.00% 10/1/39	770,000	835,920
(University of St. Thomas) Series A 4.00% 10/1/35	400,000	417,808
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,446,867
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	870,000	923,549
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	480,435
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,605,275
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	271,585
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	513,055
Series A 6.00% 9/1/51	500,000	518,505
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,240,752
Series A 4.125% 9/1/47	500,000	485,450
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	428,090
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,538,685
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,447,711

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 9/1/40	900,000	$1,042,956
Series A 5.00% 9/1/41	1,370,000	1,585,172
(State Supported Stadium Debt) Series A 5.00% 8/1/26	2,500,000	2,944,575

		36,499,770

Electric Revenue Bonds – 8.74%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,604,370
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	398,157
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	555,057
Series A 5.00% 12/1/26	360,000	401,062
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	189,128
5.00% 10/1/47	745,000	833,633
Series A 5.00% 10/1/28	500,000	571,490
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	579,515
5.00% 1/1/28	500,000	573,815
5.00% 1/1/29	470,000	537,619
5.00% 1/1/33	225,000	255,191
5.00% 1/1/34	200,000	226,016
Series A 5.00% 1/1/24	335,000	375,304
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	517,279
Series A 5.00% 12/1/35	500,000	573,925
Series A 5.00% 12/1/36	520,000	595,592
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	447,156
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	830,320
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	565,385
Series A 5.00% 1/1/33	1,750,000	1,969,748
Series A 5.00% 1/1/34	450,000	505,215
Series A 5.00% 1/1/40	2,000,000	2,230,540

		15,335,517

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 27.72%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	$408,684
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,032,120
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	541,753
4th Tier Series D 7.00% 1/1/37	515,000	514,397
4th Tier Series D 7.25% 1/1/52	1,500,000	1,513,380
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,775,000	1,790,371
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	750,000	751,515
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,537,320
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	862,741
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	861,587
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	337,224
Series A 5.00% 4/1/40	315,000	316,811
Series A 5.00% 4/1/48	185,000	185,403
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	820,327
6.00% 6/15/39	1,000,000	1,107,880
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	188,556
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	761,535
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	447,143
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,165,534

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
5.00% 5/1/26	1,300,000	$1,506,362
5.00% 5/1/29	500,000	575,260
(North Memorial Health Care) 5.00% 9/1/30	610,000	677,521
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,995
Series A 5.00% 11/15/34	500,000	563,170
Series A 5.00% 11/15/44	1,000,000	1,109,720
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	216,901
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,761,421
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	483,475
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,549,095
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	506,955
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	194,465
Series A 6.875% 12/1/48	800,000	904,712
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,826,194
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	391,552
5.00% 7/1/27	245,000	273,516
5.00% 7/1/28	225,000	250,533
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,205,107
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	832,491
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	134,667
5.00% 9/1/34	105,000	114,592
St. Cloud Health Care Revenue
(Centracare Health System Project)
Unrefunded Balance 5.125% 5/1/30	15,000	15,919
Series A 4.00% 5/1/37	1,440,000	1,498,061

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	$ 655,623
Series A 5.00% 11/15/47	485,000	543,118
(Health Partners Obligation Group Project)
Series A 4.00% 7/1/33	1,320,000	1,365,857
Series A 5.00% 7/1/29	1,000,000	1,131,400
Series A 5.00% 7/1/32	900,000	1,006,938
Series A 5.00% 7/1/33	1,540,000	1,718,717
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,701,020
Series A 5.15% 11/1/42	775,000	777,240
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	952,910
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,073
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,531,995
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	271,380
Series A 5.75% 11/1/39	590,000	616,172
Series A 6.00% 5/1/47	920,000	962,329
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,294,375

		48,655,112

Housing Revenue Bonds – 1.48%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	440,000	440,911
Minneapolis – St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	12,730	12,752
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	114,092
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,272,271

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	$ 750,075

		2,590,101

Lease Revenue Bonds – 2.82%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,951,967
Series A 5.00% 6/1/43	1,000,000	1,111,270
Series B 5.00% 3/1/21	250,000	273,933
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,617,090

		4,954,260

Local General Obligation Bonds – 11.02%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,624,003
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,146,760
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	470,144
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,578,182
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,108,293
Hennepin County
Series A 5.00% 12/1/26	750,000	904,980
Series A 5.00% 12/1/36	1,500,000	1,756,935
Series C 5.00% 12/1/37	2,500,000	2,921,875
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,150,270
Series A 5.00% 2/1/29	1,000,000	1,143,470
Series A 5.00% 2/1/30	445,000	507,042
Series A 5.00% 2/1/31	1,000,000	1,136,050
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,041,389
Series C 4.00% 3/1/32	1,000,000	1,073,440
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	775,677

		19,338,510

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 10.82%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	$ 1,805,694
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	585,020
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	1,969,141
Series B 6.50% 11/15/38-18 (AGC)§	40,000	41,435
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24-18 (AGC)§	1,000,000	1,009,130
Minnesota Higher Education Facilities Authority Revenue
(St. John’s University) Series 6-U 4.75% 10/1/33-18§	825,000	841,401
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,053,650
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,087,410
Series A 7.375% 12/1/41-19§	375,000	410,989
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,568,580
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,116,518
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21§	1,500,000	1,740,375
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	325,639
Series A 5.00% 11/15/30-25§	205,000	242,749
University of Minnesota
Series A 5.125% 4/1/34-19§	1,000,000	1,039,140
Series A 5.25% 12/1/28-20§	1,500,000	1,641,450
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22-18§	1,500,000	1,521,585

		18,999,906

Special Tax Revenue Bonds – 1.58%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	262,535

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	$ 204,684
4.00% 3/1/30	260,000	263,765
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	714,630
4.00% 3/1/27	650,000	644,670
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	684,804

		2,775,088

State General Obligation Bonds – 7.39%
Minnesota
Series A 5.00% 8/1/24	500,000	583,965
Series A 5.00% 8/1/27	2,175,000	2,556,930
Series A 5.00% 8/1/29	1,000,000	1,167,470
Series A 5.00% 10/1/33	2,500,000	2,984,825
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,092,001
Series D 5.00% 8/1/26	1,000,000	1,196,160
Series D 5.00% 8/1/27	1,000,000	1,190,290
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,194,609

		12,966,250

Transportation Revenue Bonds – 3.22%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,448,408
Series C 5.00% 1/1/46	185,000	210,585
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,085,010
Series A 5.00% 1/1/32	500,000	559,635
Series B 5.00% 1/1/29	2,130,000	2,344,576

		5,648,214

Water & Sewer Revenue Bonds – 1.62%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	625,922
5.00% 1/1/46	515,000	551,910
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,673,700

		2,851,532

Total Municipal Bonds (cost $172,146,757)		173,830,668

	Principal amount°	Value (US $)

Short-Term Investment – 0.16%
Variable Rate Demand Notes – 0.16%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (Allina Health System)
Series B-2
1.09% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	275,000	$ 275,000

Total Short-Term Investment (cost $275,000)		275,000

Total Value of Securities – 99.20% (cost $172,421,757)		$ 174,105,668

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $3,859,927, which represents 2.20% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2018 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$535,719,299	$90,641,858	$173,830,668
Short-term investments, at value[2]	1,800,000	250,000	275,000
Cash	57,960	113,451	13,872
Interest receivable	6,672,101	951,588	2,111,927
Receivable for fund shares sold	806,512	—	343,567

Total assets	545,055,872	91,956,897	176,575,034

Liabilities:
Payable for securities purchased	3,120,480	—	—
Payable for fund shares redeemed	828,888	56,567	771,089
Distribution payable	269,753	40,249	85,391
Investment management fees payable to affiliates	185,836	30,907	59,846
Other accrued expenses	163,198	51,918	73,119
Distribution fees payable to affiliates	114,602	15,871	42,490
Audit and tax fees payable	21,614	21,614	21,614
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,119	1,390	2,654
Accounting and administration expenses payable to affiliates	1,884	577	822
Legal fees payable to affiliates	1,612	851	246
Trustees’ fees and expenses payable to affiliates	1,338	229	436
Reports and statements to shareholders expenses payable to affiliates	397	67	130

Total liabilities	4,717,721	220,240	1,057,837

Total Net Assets	$540,338,151	$91,736,657	$175,517,197

Net Assets Consist of:
Paid-in capital	$528,443,939	$90,103,360	$177,641,640
Distributions in excess of net investment income	(208,794)	(702)	(33,087)
Accumulated net realized loss on investments	(431,292)	(69,341)	(3,775,267)
Net unrealized appreciation of investments	12,534,298	1,703,340	1,683,911

Total Net Assets	$540,338,151	$91,736,657	$175,517,197

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value

Class A:
Net assets	$403,935,392	$63,461,077	$95,495,264
Shares of beneficial interest outstanding, unlimited authorization, no par	33,192,530	5,853,183	8,976,428
Net asset value per share	$12.17	$10.84	$10.64
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.74	$11.15	$11.14

Class C:
Net assets	$47,430,529	$10,997,558	$31,524,411
Shares of beneficial interest outstanding, unlimited authorization, no par	3,885,013	1,012,225	2,957,442
Net asset value per share	$12.21	$10.86	$10.66

Institutional Class:
Net assets	$88,972,230	$17,278,022	$48,497,522
Shares of beneficial interest outstanding, unlimited authorization, no par	7,312,545	1,592,977	4,560,124
Net asset value per share	$12.17	$10.85	$10.64

[1]Investments, at cost	$523,185,001	$88,938,518	$172,146,757
[2]Short-term investments, at cost	1,800,000	250,000	275,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2018 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund

Investment Income:
Interest	$10,551,833	$1,665,383	$3,394,687

Expenses:
Management fees	1,502,319	238,397	483,203
Distribution expenses — Class A	517,186	82,848	121,290
Distribution expenses — Class C	244,690	56,689	157,361
Dividend disbursing and transfer agent fees and expenses	199,041	38,205	71,881
Accounting and administration expenses	64,071	22,969	30,202
Registration fees	33,815	15,174	14,383
Reports and statements to shareholders expenses	27,187	7,085	5,649
Legal fees	26,446	5,277	8,151
Audit and tax fees	21,757	21,757	21,757
Trustees’ fees and expenses	11,189	1,947	3,544
Custodian fees	6,442	1,880	2,023
Other	23,718	11,357	16,175

	2,677,861	503,585	935,619
Less expenses waived	(259,686)	(34,343)	(93,788)
Less waived distribution expenses — Class A	—	(33,139)	—
Less expenses paid indirectly	(1,267)	(439)	(719)

Total operating expenses	2,416,908	435,664	841,112

Net Investment Income	8,134,925	1,229,719	2,553,575

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	335,941	109,883	(2,628)
Net change in unrealized appreciation (depreciation) of investments	(14,303,780)	(2,555,740)	(3,916,441)

Net Realized and Unrealized Loss	(13,967,839)	(2,445,857)	(3,919,069)

Net Decrease in Net Assets Resulting from Operations	$(5,832,914)	$(1,216,138)	$(1,365,494)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,134,925	$17,071,341
Net realized gain	335,941	3,679,670
Net change in unrealized appreciation (depreciation)	(14,303,780)	(18,824,613)

Net increase (decrease) in net assets resulting from operations	(5,832,914)	1,926,398

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,151,859)	(13,728,190)
Class C	(544,274)	(1,216,526)
Institutional Class	(1,432,156)	(2,215,895)

Net realized gain:
Class A	(2,113,066)	—
Class C	(249,964)	—
Institutional Class	(454,514)	—

	(10,945,833)	(17,160,611)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,924,959	34,147,763
Class C	1,566,928	6,466,911
Institutional Class	14,390,505	59,311,879

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,235,991	11,416,767
Class C	750,947	1,104,881
Institutional Class	1,835,105	1,976,859

	44,704,435	114,425,060

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,149,180)	$(90,242,074)
Class C	(4,448,618)	(8,627,762)
Institutional Class	(13,357,646)	(24,653,789)

	(50,955,444)	(123,523,625)

Decrease in net assets derived from capital share transactions	(6,251,009)	(9,098,565)

Net Decrease in Net Assets	(23,029,756)	(24,332,778)

Net Assets:
Beginning of period	563,367,907	587,700,685

End of period	$540,338,151	$563,367,907

Distributions in excess of net investment income	$(208,794)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,229,719	$2,724,683
Net realized gain	109,883	272,027
Net change in unrealized appreciation (depreciation)	(2,555,740)	(2,617,465)

Net increase (decrease) in net assets resulting from operations	(1,216,138)	379,245

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(878,322)	(2,003,337)
Class C	(102,038)	(241,177)
Institutional Class	(249,275)	(480,415)

Net realized gain:
Class A	(260,008)	(106,466)
Class C	(44,208)	(18,615)
Institutional Class	(68,175)	(18,418)

	(1,602,026)	(2,868,428)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,915,483	2,977,155
Class C	288,582	1,326,646
Institutional Class	2,197,061	11,040,900

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	993,608	1,808,316
Class C	140,611	247,603
Institutional Class	312,032	468,456

	5,847,377	17,869,076

	Six months ended 2/28/18 (Unaudited)	Year ended 8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,423,546)	$(13,609,683)
Class C	(981,485)	(2,669,175)
Institutional Class	(3,506,483)	(5,221,186)

	(10,911,514)	(21,500,044)

Decrease in net assets derived from capital share transactions	(5,064,137)	(3,630,968)

Net Decrease in Net Assets	(7,882,301)	(6,120,151)

Net Assets:
Beginning of period	99,618,958	105,739,109

End of period	$91,736,657	$99,618,958

Distributions in excess of net investment income	$(702)	$(786)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/18 (Unaudited)	Year ended 8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 2,553,575	$ 5,269,932
Net realized gain (loss)	(2,628)	809,652
Net change in unrealized appreciation (depreciation)	(3,916,441)	(5,379,286)

Net increase (decrease) in net assets resulting from operations	(1,365,494)	700,298

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,460,911)	(3,365,896)
Class C	(355,902)	(788,348)
Institutional Class	(769,849)	(1,142,511)

	(2,586,662)	(5,296,755)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,697,988	11,398,520
Class C	1,865,905	2,597,707
Institutional Class	10,671,615	32,544,758

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,179,798	2,697,626
Class C	321,538	681,425
Institutional Class	752,123	1,029,137

	18,488,967	50,949,173

	Six months ended 2/28/18 (Unaudited)	Year ended 8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,708,380)	$(33,747,538)
Class C	(2,182,908)	(5,963,054)
Institutional Class	(6,647,613)	(19,247,512)

	(14,538,901)	(58,958,104)

Increase (decrease) in net assets derived from capital share transactions	3,950,066	(8,008,931)

Net Decrease in Net Assets	(2,090)	(12,605,388)

Net Assets:
Beginning of period	175,519,287	188,124,675

End of period	$175,517,197	$175,519,287

Distributions in excess of net investment income	$(33,087)	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.54	$12.87	$12.60	$12.67	$11.97	$13.03

0.18	0.38	0.41	0.44	0.45	0.44
(0.31)	(0.32)	0.28	(0.06)	0.73	(0.97)

(0.13)	0.06	0.69	0.38	1.18	(0.53)

(0.18)	(0.39)	(0.42)	(0.45)	(0.44)	(0.44)
(0.06)	—	—	—	(0.04)	(0.09)

(0.24)	(0.39)	(0.42)	(0.45)	(0.48)	(0.53)

$12.17	$12.54	$12.87	$12.60	$12.67	$11.97

(1.00% )	0.49%	5.52%	3.02%	10.03%	(4.24% )

$403,935	$423,497	$481,066	$479,275	$503,072	$540,533
0.85%	0.85%	0.85%	0.87%	0.90%	0.90%

0.94%	0.95%	0.95%	0.96%	0.95%	0.95%
2.98%	3.08%	3.25%	3.51%	3.61%	3.47%

2.89%	2.98%	3.15%	3.42%	3.56%	3.42%
8%	17%	15%	11%	10%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.58	$12.91	$12.64	$12.71	$12.01	$13.07

0.14	0.29	0.32	0.35	0.35	0.35
(0.31)	(0.33)	0.27	(0.07)	0.74	(0.97)

(0.17)	(0.04)	0.59	0.28	1.09	(0.62)

(0.14)	(0.29)	(0.32)	(0.35)	(0.35)	(0.35)
(0.06)	—	—	—	(0.04)	(0.09)

(0.20)	(0.29)	(0.32)	(0.35)	(0.39)	(0.44)

$12.21	$12.58	$12.91	$12.64	$12.71	$12.01

(1.37% )	(0.25% )	4.73%	2.25%	9.19%	(4.93% )

$47,431	$51,045	$53,502	$45,393	$41,612	$42,985
1.60%	1.60%	1.60%	1.62%	1.65%	1.65%

1.69%	1.70%	1.70%	1.71%	1.70%	1.70%
2.23%	2.33%	2.50%	2.76%	2.86%	2.72%

2.14%	2.23%	2.40%	2.67%	2.81%	2.67%
8%	17%	15%	11%	10%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”
[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended			12/31/13[2] to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$12.54	$12.87	$12.59	$12.66	$12.07

0.20	0.41	0.45	0.48	0.34
(0.31)	(0.32)	0.28	(0.07)	0.59

(0.11)	0.09	0.73	0.41	0.93

(0.20)	(0.42)	(0.45)	(0.48)	(0.34)
(0.06)	—	—	—	—

(0.26)	(0.42)	(0.45)	(0.48)	(0.34)

$12.17	$12.54	$12.87	$12.59	$12.66

(0.88% )	0.75%	5.87%	3.27%	7.74%

$88,972	$88,826	$53,133	$32,084	$17,533
0.60%	0.60%	0.60%	0.62%	0.65%

0.69%	0.70%	0.70%	0.71%	0.70%
3.23%	3.33%	3.50%	3.76%	3.84%

3.14%	3.23%	3.40%	3.67%	3.79%
8%	17%	15%	11%	10% [6]

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.17	$11.44	$11.22	$11.32	$10.84	$11.53

0.15	0.31	0.33	0.34	0.34	0.33
(0.29)	(0.25)	0.22	(0.10)	0.49	(0.67)

(0.14)	0.06	0.55	0.24	0.83	(0.34)

(0.15)	(0.31)	(0.33)	(0.34)	(0.34)	(0.33)
(0.04)	(0.02)	—	—	(0.01)	(0.02)

(0.19)	(0.33)	(0.33)	(0.34)	(0.35)	(0.35)

$10.84	$11.17	$11.44	$11.22	$11.32	$10.84

(1.28% )	0.55%	4.98%	2.12%	7.79%	(3.09% )

$63,461	$68,934	$79,730	$84,663	$90,571	$90,110
0.84%	0.84%	0.84%	0.85%	0.84%	0.84%

1.01%	0.99%	0.97%	0.98%	0.98%	0.97%
2.65%	2.79%	2.92%	2.98%	3.08%	2.89%

2.48%	2.64%	2.79%	2.85%	2.94%	2.76%
12%	22%	14%	14%	14%	17%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$ 11.19	$11.47	$11.24	$11.35	$10.86	$11.56

0.10	0.22	0.24	0.24	0.25	0.23
(0.29)	(0.26)	0.23	(0.11)	0.50	(0.68)
(0.19)	(0.04)	0.47	0.13	0.75	(0.45)[1]

(0.10)	(0.22)	(0.24)	(0.24)	(0.25)	(0.23)
(0.04)	(0.02)	—	—	(0.01)	(0.02)
(0.14)	(0.24)	(0.24)	(0.24)	(0.26)	(0.25)

$ 10.86	$ 11.19	$ 11.47	$ 11.24	$ 11.35	$ 10.86

(1.70% )	(0.39% )	4.17%	1.16%	6.96%	(3.99% )

$10,998	$11,885	$13,315	$11,740	$12,651	$14,538
1.69%	1.69%	1.69%	1.70%	1.69%	1.69%

1.76%	1.74%	1.72%	1.73%	1.73%	1.72%
1.80%	1.94%	2.07%	2.13%	2.23%	2.04%

1.73%	1.89%	2.04%	2.10%	2.19%	2.01%
12%	22%	14%	14%	14%	17%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				12/31/13[2]
2/28/18[1]	Year ended			to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14

$11.17	$11.45	$11.22	$11.33	$10.95

0.15	0.33	0.35	0.35	0.26
(0.28)	(0.26)	0.23	(0.11)	0.38

(0.13)	0.07	0.58	0.24	0.64

(0.15)	(0.33)	(0.35)	(0.35)	(0.26)
(0.04)	(0.02)	—	—	—

(0.19)	(0.35)	(0.35)	(0.35)	(0.26)

$10.85	$11.17	$11.45	$11.22	$11.33

(1.12% )	0.61%	5.22%	2.18%	5.85%

$17,278	$18,800	$12,694	$4,402	$2,376
0.69%	0.69%	0.69%	0.70%	0.69%

0.76%	0.74%	0.72%	0.73%	0.73%
2.80%	2.94%	3.07%	3.13%	3.21%

2.73%	2.89%	3.04%	3.10%	3.17%
12%	22%	14%	14%	14% [6]

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$10.88	$11.13	$10.84	$10.88	$10.25	$11.08

0.16	0.33	0.36	0.38	0.40	0.40
(0.24)	(0.25)	0.29	(0.04)	0.63	(0.83)

(0.08)	0.08	0.65	0.34	1.03	(0.43)

(0.16)	(0.33)	(0.36)	(0.38)	(0.40)	(0.40)

(0.16)	(0.33)	(0.36)	(0.38)	(0.40)	(0.40)

$10.64	$10.88	$11.13	$10.84	$10.88	$10.25

(0.75% )	0.84%	6.12%	3.20%	10.25%	(4.06% )

$95,495	$98,491	$121,168	$122,618	$119,044	$121,232
0.89%	0.89%	0.89%	0.91%	0.89%	0.89%

1.00%	0.99%	0.98%	1.01%	0.99%	0.99%
2.97%	3.08%	3.23%	3.52%	3.82%	3.64%

2.86%	2.98%	3.14%	3.42%	3.72%	3.54%
6%	19%	15%	16%	15%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized. [2] The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$10.90	$11.15	$10.87	$10.90	$10.27	$11.10

0.12	0.25	0.27	0.30	0.33	0.32
(0.24)	(0.25)	0.29	(0.03)	0.62	(0.83)

(0.12)	—	0.56	0.27	0.95	(0.51)

(0.12)	(0.25)	(0.28)	(0.30)	(0.32)	(0.32)

(0.12)	(0.25)	(0.28)	(0.30)	(0.32)	(0.32)

$10.66	$10.90	$11.15	$10.87	$10.90	$10.27

(1.11%)	0.09%	5.22%	2.53%	9.41%	(4.77% )

$31,524	$32,223	$35,751	$32,174	$32,279	$33,140
1.64%	1.64%	1.64%	1.66%	1.64%	1.64%

1.75%	1.74%	1.73%	1.76%	1.74%	1.74%
2.22%	2.33%	2.48%	2.77%	3.07%	2.89%

2.11%	2.23%	2.39%	2.67%	2.97%	2.79%
6%	19%	15%	16%	15%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended			12/31/13[2] to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$ 10.87	$11.12	$10.84	$10.88	$10.35

0.17	0.36	0.38	0.41	0.31
(0.23)	(0.25)	0.29	(0.04)	0.53
(0.06)	0.11	0.67	0.37	0.84

(0.17)	(0.36)	(0.39)	(0.41)	(0.31)
(0.17)	(0.36)	(0.39)	(0.41)	(0.31)

$ 10.64	$ 10.87	$ 11.12	$ 10.84	$ 10.88

(0.53% )	1.09%	6.28%	3.46%	8.21%

$48,498	$44,805	$31,206	$14,841	$ 6,470
0.64%	0.64%	0.64%	0.66%	0.64%

0.75%	0.74%	0.73%	0.76%	0.74%
3.22%	3.33%	3.48%	3.77%	4.04%

3.11%	3.23%	3.39%	3.67%	3.94%
6%	19%	15%	16%	15% [6]

Notes to financial statements

Delaware Minnesota Municipal Bond Funds	February 28, 2018 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). The Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Feb. 28, 2018 and for all open tax years (years ended Aug. 31, 2015–Aug. 31, 2017), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2018, none of the Funds incurred any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2018, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$1,041	$398	$640

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2018, each Fund earned the following amounts under this agreement:

Delaware Tax- Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$226	$41	$79

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2017 through Feb. 28, 2018.* These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2018, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$12,438	$3,792	$5,315

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2018, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$54,008	$9,342	$17,211

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2017 through Feb. 28, 2018.* The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$5,888	$1,597	$1,587

For the six months ended Feb. 28, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,206	$2,052	$7,851

For the six months ended Feb. 28, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class A	$3,893	$ —	$ —
Class C	2,721	268	283

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2018, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2018, each Fund engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$16,635,726	$10,934,007	$11,468,400
Sales	23,052,879	11,608,868	14,152,677
Net realized losses	(185,025)	(102,696)	(96,370)

*The aggregate contractual waiver period covering this report is from Dec. 29, 2016 through Dec. 29, 2018.

3. Investments

For the six months ended Feb. 28, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$45,739,379	$11,338,519	$15,818,482
Sales	48,558,289	16,020,909	11,160,451

At Feb. 28, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$525,070,027	$89,188,696	$172,418,720

Aggregate unrealized appreciation of investments	$15,990,473	$2,062,415	$3,640,350
Aggregate unrealized depreciation of investments	(3,541,201)	(359,253)	(1,953,402)

Net unrealized appreciation of investments	$12,449,272	$1,703,162	$1,686,948

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Aug. 31, 2017, there were no capital loss carryforwards for Delaware Tax-Free Minnesota Fund and Delaware Tax-Free

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

Minnesota Intermediate Fund. At Aug. 31, 2017, capital loss carryforwards available to offset future realized capital gains for Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character
	2018	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$2,974,512	$834,251	$—	$3,808,763

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Delaware Tax-Free Minnesota Fund

Securities	Level 2
Assets:
Municipal Bonds	$535,719,299
Short-Term Investments	1,800,000

Total Value of Securities	$537,519,299

Delaware Tax-Free Minnesota Intermediate Fund

Securities	Level 2
Assets:
Municipal Bonds	$90,641,858
Short-Term Investments	250,000

Total Value of Securities	$90,891,858

Delaware Minnesota High-Yield Municipal Bond Fund

Securities	Level 2
Assets:
Municipal Bonds	$173,830,668
Short-Term Investments	275,000

Total Value of Securities	$174,105,668

During the six months ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Sept. 1, 2017.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2018, there were no Level 3 investments.

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

4. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/18	8/31/17	2/28/18	8/31/17	2/28/18	8/31/17
Shares sold:
Class A	1,527,977	2,747,811	173,901	269,504	342,414	1,060,326
Class C	126,327	517,770	26,104	119,496	172,684	241,813
Institutional
Class	1,163,538	4,787,117	199,038	1,004,436	990,047	3,027,526

Shares issued upon reinvestment of dividends and distributions:
Class A	585,193	917,146	90,164	163,261	109,366	250,746
Class C	60,535	88,474	12,736	22,320	29,736	63,226
Institutional
Class	148,414	158,787	28,315	42,296	69,767	95,656

	3,611,984	9,217,105	530,258	1,621,313	1,714,014	4,739,293

Shares redeemed:
Class A	(2,680,535)	(7,273,577)	(583,027)	(1,227,248)	(529,955)	(3,146,683)
Class C	(358,043)	(692,757)	(88,540)	(240,858)	(201,551)	(555,354)
Institutional
Class	(1,081,719)	(1,991,890)	(317,060)	(472,778)	(619,990)	(1,808,540)

	(4,120,297)	(9,958,224)	(988,627)	(1,940,884)	(1,351,496)	(5,510,577)

Net increase (decrease)	(508,313)	(741,119)	(458,369)	(319,571)	362,518	(771,284)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 28, 2018 and the year ended Aug. 31, 2017, the Funds had the following exchange transactions:

	Six months ended
	2/28/18
	Exchange		Exchange
	Redemptions		Subscriptions
			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	154,377	29,771	184,356	$2,228,362
Delaware Tax-Free Minnesota Intermediate Fund	24,409	8,781	33,036	363,199
Delaware Minnesota High-Yield Municipal Bond Fund	15,707	786	16,540	178,464

	Year ended 8/31/17
				Exchange
	Exchange Redemptions			Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	1,100,450	32,124	3,022	6,248	1,131,525	$14,020,023
Delaware Tax-Free Minnesota Intermediate Fund	181,773	2,496	—	—	184,436	2,027,196
Delaware Minnesota High-Yield Municipal Bond Fund	723,695	16,753	—	—	742,303	7,897,713

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

5. Line of Credit (continued)

On Nov. 6, 2017, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of Feb. 28, 2018, or at any time during the six months then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2018, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Corporation	4.84%	3.70%	1.62%
Assured Guaranty Municipal Corporation	0.54%	0.27%	—
National Public Finance Guarantee Corporation	0.77%	—	—

	6.15%	3.97%	1.62%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in each Fund’s most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2018